Cover	Sep. 09, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 09, 2022
Entity File Number	000-56305
Entity Registrant Name	ENTREPRENEUR UNIVERSE BRIGHT GROUP
Entity Central Index Key	0001171326
Entity Tax Identification Number	90-1734867
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Suite 907
Entity Address, Address Line Two	Saigao City Plaza Building 2
Entity Address, Address Line Three	No. 170, Weiyang Road
Entity Address, City or Town	Xi’an
Entity Address, Country	CN
Entity Address, Postal Zip Code	00000
City Area Code	86
Local Phone Number	029-86100263
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false